Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	PEO		Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(3) ($)	Value of Initial Fixed $100 Investment Based on			Company Selected Performance Measure

Year	Summary Compensation Table Total ($)	Compensation Actually Paid(1) ($)			Total Shareholder Return(4)(5) ($)	Peer Group Total Shareholder Return(4)(6) ($)	Net Income ($) (MM)	Normalized FFO(7) ($) (MM)

2025	6,091,906	4,929,490	2,226,443	1,922,771	82	138	3.9	110.4
2024(8)	2,805,718	2,618,853	1,280,444	1,249,836	75	123	42.5	118.9
2023(8)	2,541,650	2,576,199	942,377	948,227	84	114	7.7	110.5
2022(8)	2,679,430	2,485,387	893,722	833,642	73	100	100.0	107.2
2021(8)(9)	2,102,957	2,269,344	794,553	846,855	91	132	25.5	87.6

Company Selected Measure Name	Normalized FFO
Named Executive Officers, Footnote	The dollar amounts under “Average Summary Compensation Table Total for Non-PEO NEOs” represent the average of the amounts reported for the NEOs as a group (excluding Mr. Tibbetts, who has served as our Chief Executive Officer since January 1, 2025) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Haddad) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Matthew T. Barnes-Smith, and Eric E. Apperson; (ii) for 2024, Shawn J. Tibbetts, Matthew T. Barnes-Smith, Eric E. Apperson, and Shelly Hampton; (iii) for 2023, Shawn J. Tibbetts, Matthew T. Barnes-Smith, Eric E. Apperson, and Shelly Hampton; (iv) for 2022, Shawn J. Tibbetts, Matthew T. Barnes-Smith, Michael P. O’Hara (our former Chief Financial Officer), Eric E. Apperson, and Shelly Hampton; and (v) for 2021, Shawn J. Tibbetts, Michael P. O’Hara, Eric E. Apperson, and Shelly Hampton.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the MSCI US REIT Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 6,091,906	$ 2,805,718	$ 2,541,650	$ 2,679,430	$ 2,102,957
PEO Actually Paid Compensation Amount	$ 4,929,490	2,618,853	2,576,199	2,485,387	2,269,344
Adjustment To PEO Compensation, Footnote	The dollar amounts under "Compensation Actually Paid" represent the amount of "compensation actually paid" to Mr. Tibbetts, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Tibbetts during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Tibbetts' total compensation for each year to determine the compensation actually paid:

	Reconciliation of Summary Compensation Total vs Compensation Actually Paid (PEO) ($)

Year	Total Compensation as reported in the Summary Compensation Table (SCT)	Minus: SCT Equity Awards	Add: Fair value at end of fiscal year of equity compensation granted within applicable year(8)	Add: Vesting date fair value of equity compensation granted and vested within applicable year(8)	Add: Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during applicable fiscal year	Add: Year-over-year change in fair value of outstanding, unvested prior year equity awards	Minus: Fair value of forfeitures during the fiscal year as of the forfeiture date(8)	Equals: Compensation Actually Paid to PEO(8)

2025	6,091,906	(4,411,428)	3,041,343	364,901	(34,678)	(122,554)	—	4,929,490
2024	2,805,718	(1,067,043)	—	1,043,533	(163,355)	—	—	2,618,853
2023	2,541,650	(966,750)	972,134	386,700	28,727	—	(386,262)	2,576,199
2022	2,679,430	(981,770)	455,860	392,720	(7,575)	(53,278)	—	2,485,387
2021	2,102,957	(452,588)	326,971	181,043	50,493	60,468	—	2,269,344

Non-PEO NEO Average Total Compensation Amount	$ 2,226,443	1,280,444	942,377	893,722	794,553
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,922,771	1,249,836	948,227	833,642	846,855
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts under "Average Compensation Actually Paid to Non-PEO NEOs" represent the average amount of "compensation actually paid" to the NEOs as a group (excluding the Chief Executive Officer, Mr. Tibbetts), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs' average total compensation for each year to determine the compensation actually paid:

	Reconciliation of Average Summary Compensation Table Total vs Average Compensation Actually Paid (other NEOs) ($)

Year	Average Compensation as reported in the Summary Compensation Table (SCT)	Minus: SCT Equity Awards	Add: Fair value at end of fiscal year of equity compensation granted within applicable year(8)	Add: Vesting date fair value of equity compensation granted and vested within applicable year(8)	Add: Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during applicable fiscal year	Add: Year-over-year change in fair value of outstanding, unvested prior year equity awards	Minus: Fair value of forfeitures during the fiscal year as of the forfeiture date(8)	Equals: Average Compensation Actually Paid to Non-PEO NEOs(8)

2025	2,226,443	(1,050,689)	610,131	191,227	(31,445)	(22,896)	—	1,922,771
2024	1,280,444	(366,283)	188,177	188,822	(20,699)	(20,625)	—	1,249,836
2023	942,377	(321,132)	193,195	128,455	6,784	6,256	(7,708)	948,227
2022	893,722	(298,502)	149,870	105,464	(1,950)	(14,962)	—	833,642
2021	794,553	(151,557)	109,489	60,628	15,119	18,623	—	846,855

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Refer to Appendix A for the reconciliation of Normalized FFO to Net Income.
Total Shareholder Return Vs Peer Group
Tabular List, Table

•Normalized FFO;
•Normalized FFO/Share;
•Net Operating Income

Total Shareholder Return Amount	$ 82	75	84	73	91
Peer Group Total Shareholder Return Amount	138	123	114	100	132
Net Income (Loss)	$ 3,900,000	$ 42,500,000	$ 7,700,000	$ 100,000,000.0	$ 25,500,000
Company Selected Measure Amount	110,400,000	118,900,000	110,500,000	107,200,000	87,600,000
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined in Item 402(v) of Regulation S-K) and certain financial performance of the Company. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” on page 40 above. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts earned or realized by NEOs, including with respect to RSUs, Time-Based LTIP units, and Performance-Based LTIP units. See the “2025 Option Exercises and Stock Vested” table on page 52.
Pursuant to SEC rules, the total shareholder return ("TSR") figures assume an initial investment of $100 on December 31, 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.As a result of inadvertently issuing more shares of common stock than were available for issuance under the Equity Plan, on May 9, 2023, Messrs. Haddad and Barnes-Smith forfeited 75,321 and 8,975 restricted shares of common stock, respectively. Following approval by the board of directors and stockholders of an amendment to the Equity Plan to increase the number of shares available for issuance thereunder, on June 20, 2023, 75,321 restricted shares of common stock at a grant date fair value of $915,903 and 8,975 restricted shares of common stock at grant date fair value of $109,136 were granted to Messrs. Haddad and Barnes-Smith, respectively, one-third of which vested on March 3, 2024, one-third of which vested on March 3, 2025, and one-third of which will vest on March 3, 2026, subject to the their continued employment on such dates.
FINANCIAL PERFORMANCE MEASURES
As described in greater detail in the Compensation Discussion and Analysis on page 40, our approach to executive compensation is designed to align and motivate NEOs to continue their focus on stockholder performance and the successful execution of key strategic priorities. The most important financial measures used by the Company to link compensation actually paid to the NEOs for the most recently completed fiscal year, to the Company's performance are as follows (unranked):
ANALYSIS OF THE INFORMATION PRESENTED IN THE PAY VERSUS PERFORMANCE TABLE
The following graphs illustrate the relationship during 2020-2025 of the Compensation Actually Paid to our CEO and the Average Compensation Actually Paid to our other NEOs (each as set forth in the table above), to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the MSCI US REIT Index, (ii) our GAAP net income, and (iii) our Normalized FFO (in each case as set forth in the table above):

Measure:: 1
Pay vs Performance Disclosure
Name	•Normalized FFO;
Non-GAAP Measure Description	Normalized FFO is defined as FFO calculated in accordance with the standards establish by the National Association of Real Estate Investment Trusts (“Nareit”), adjusted for certain items, including but not limited to, acquisition, development, and other pursuit costs, debt extinguishment losses, prepayment penalties, impairment of intangible assets and liabilities, mark-to-market adjustments on interest rate derivatives not designated as cash flow hedges, amortization of payments made to purchase interest rate caps and swaps designated as cash flow hedges, provision for unrealized non-cash credit losses, amortization of right-of-use assets attributable to finance leases, severance related costs, and other non-comparable items. Nareit defines FFO as net income (loss) calculated in accordance with GAAP, excluding depreciation and amortization related to real estate, gains or losses from the sale of certain real estate assets, gains and losses from change in control, and impairment write-downs of certain real estate assets and investments in entities when the impairment is directly attributable to decreases in the value of depreciable real estate held by the entity.
Measure:: 2
Pay vs Performance Disclosure
Name	•Normalized FFO/Share;
Measure:: 3
Pay vs Performance Disclosure
Name	•Net Operating Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,411,428)	$ (1,067,043)	$ (966,750)	$ (981,770)	$ (452,588)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,041,343	0	972,134	455,860	326,971
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(122,554)	0	0	(53,278)	60,468
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	364,901	1,043,533	386,700	392,720	181,043
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,678)	(163,355)	28,727	(7,575)	50,493
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(386,262)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,050,689)	(366,283)	(321,132)	(298,502)	(151,557)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	610,131	188,177	193,195	149,870	109,489
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,896)	(20,625)	6,256	(14,962)	18,623
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	191,227	188,822	128,455	105,464	60,628
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,445)	(20,699)	6,784	(1,950)	15,119
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (7,708)	$ 0	$ 0